Note 7 - Leases - Undiscounted Future Lease Payments Under Operating Leases and Financial Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
2021, operating	$ 23,896
2021, financing	7,313
2022, operating	18,820
2022, financing	7,313
2023, operating	13,022
2023, financing	7,313
2024, operating	6,510
2024, financing	5,786
2025, operating	3,023
2025, financing	2,395
2026-2031, operating	4,597
2026-2031, financing	3,995
Total minimum payment required, operating	69,868
Total minimum payment required, financing	34,115
Less interest, operating	5,559
Less interest, financing	3,524
Operating Lease, Liability, Total	64,309
Present value of minimum lease payments, financing	30,591
Amount due within one year, financing	6,225
Long-term lease obligation, operating	42,760
Long-term lease obligation, financing	24,366
Current Portion of Long-term Debt and Lease Obligations [Member]
Amount due within one year, operating	$ 21,549